Derivative financial instruments - Schedule of Amount, Timing and Uncertainty of Future Cash Flows (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 1,672,134	£ 1,448,064
Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	737,466	683,951
Changes in fair value used for calculating hedge ineffectiveness £m	1,187	604
Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	196,441	213,258
Fair value hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	196,441	213,258
Changes in fair value used for calculating hedge ineffectiveness £m	(347)	1,185
Fair value hedges | Hedging | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	35	43
Changes in fair value used for calculating hedge ineffectiveness £m	2	0
Fair value hedges | Hedging | Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	196,406	213,215
Changes in fair value used for calculating hedge ineffectiveness £m	(349)	1,185
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	541,025	470,693
Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	541,025	470,693
Changes in fair value used for calculating hedge ineffectiveness £m	1,534	(581)
Cash flow hedges | Hedging | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	1,270	1,967
Changes in fair value used for calculating hedge ineffectiveness £m	(48)	91
Cash flow hedges | Hedging | Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	539,755	468,726
Changes in fair value used for calculating hedge ineffectiveness £m	1,582	(672)
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	35	43
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	1,270	1,967
Currency swaps | Up to 1 month £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate	0.00%	0.00%
Currency swaps | Up to 1 month £m | Fair value hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	0	0
Currency swaps | Up to 1 month £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 337	£ 599
Currency swaps | Up to 1 month £m | Cash flow hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	1.13	1.17
Currency swaps | Up to 1 month £m | Cash flow hedges | Average USD/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	1.35	1.27
Currency swaps | 1 to 3 months £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate	0.00%	0.00%
Currency swaps | 1 to 3 months £m | Fair value hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	0	0
Currency swaps | 1 to 3 months £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 793	£ 596
Currency swaps | 1 to 3 months £m | Cash flow hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	0.93	1.16
Currency swaps | 1 to 3 months £m | Cash flow hedges | Average USD/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	1.34	1.29
Currency swaps | 3 to 12 months £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate	0.00%	0.00%
Currency swaps | 3 to 12 months £m | Fair value hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	0	0
Currency swaps | 3 to 12 months £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 89	£ 746
Currency swaps | 3 to 12 months £m | Cash flow hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	1.14	1.19
Currency swaps | 3 to 12 months £m | Cash flow hedges | Average USD/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	1.30	1.29
Currency swaps | 1 to 5 years £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 35	£ 0
Average fixed interest rate	1.28%	0.00%
Currency swaps | 1 to 5 years £m | Fair value hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	0.0138	0
Currency swaps | 1 to 5 years £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 51	£ 26
Currency swaps | 1 to 5 years £m | Cash flow hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	1.12	1.16
Currency swaps | 1 to 5 years £m | Cash flow hedges | Average USD/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	1.28	1.24
Currency swaps | Over 5 years £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 0	£ 43
Average fixed interest rate	0.00%	1.28%
Currency swaps | Over 5 years £m | Fair value hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	0	1.38
Currency swaps | Over 5 years £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Currency swaps | Over 5 years £m | Cash flow hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	0	0
Currency swaps | Over 5 years £m | Cash flow hedges | Average USD/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Average exchange rate	0	0
Interest rate swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 196,406	£ 213,215
Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	539,755	468,726
Interest rate swaps | Up to 1 month £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 382	£ 3,354
Average fixed interest rate	3.05%	4.43%
Interest rate swaps | Up to 1 month £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 10,658	£ 8,601
Average fixed interest rate	4.10%	4.38%
Interest rate swaps | 1 to 3 months £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 5,299	£ 12,749
Average fixed interest rate	3.42%	3.84%
Interest rate swaps | 1 to 3 months £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 30,021	£ 20,637
Average fixed interest rate	3.42%	4.40%
Interest rate swaps | 3 to 12 months £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 30,252	£ 52,764
Average fixed interest rate	3.83%	4.12%
Interest rate swaps | 3 to 12 months £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 108,493	£ 126,308
Average fixed interest rate	3.68%	3.87%
Interest rate swaps | 1 to 5 years £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 120,038	£ 101,148
Average fixed interest rate	3.35%	3.44%
Interest rate swaps | 1 to 5 years £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 308,233	£ 254,931
Average fixed interest rate	3.61%	3.37%
Interest rate swaps | Over 5 years £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 40,435	£ 43,200
Average fixed interest rate	1.99%	2.30%
Interest rate swaps | Over 5 years £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Contract/ notional amount £m	£ 82,350	£ 58,249
Average fixed interest rate	3.58%	3.03%